Discontinued Operations (Narrative) (Details) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2009	Aug. 31, 2010 Retail Shopping Center [Member]	Dec. 31, 2011 Power Production Business [Member]	Dec. 31, 2010 Power Production Business [Member]	Sep. 30, 2010 ResortQuest [Member]	Dec. 31, 2009 WilTel [Member] Telecommunications [Member]	Oct. 31, 2010 STi Prepaid [Member] Telecommunications [Member] M	Dec. 31, 2011 STi Prepaid [Member] Telecommunications [Member]	Dec. 31, 2010 STi Prepaid [Member] Telecommunications [Member]	Dec. 31, 2011 Empire Insurance Company [Member]	Dec. 31, 2010 Empire Insurance Company [Member]	Dec. 31, 2009 Empire Insurance Company [Member]	Oct. 31, 2012 Keen [Member]	Dec. 31, 2009 Keen [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of discontinued operations before tax and after tax		$ 4,526,000			$ 35,367,000				$ 21,104,000
Gain on disposal of discontinued operations before tax								9,669,000
Net investment in subsidiary							(19,255,000)
Cash proceeds from discontinued operations										4,690,000	11,640,000	11,253,000
Income (loss) from discontinued operations						15,222,000				4,690,000	11,640,000	11,253,000
Reduction of carrying amount of business to fair value				25,321,000
Carrying amount of assets to fair value after writedown				0
Number of months of payment for consideration							26
Power production facility, initial acquisition costs			4,567,000
Bargain purchase gain related to Keen	49,345,000													49,345,000
Aggregate consideration from sale		$ 17,064,000			$ 52,371,000		$ 20,000,000						$ 137,500,000
Leucadia common shares received in resolution of lawsuit						636,300